Unit-based Compensation	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Unit-based Compensation
Note 9. Unit-based Compensation
Capital Incentive Plan
The Company’s capital incentive plan (the “Capital Incentive Plan”), as amended, permits the grant of 1,585,125 shares of Class C Units to its employees, directors, and consultants, as designated by the Board of Directors. Class C Units of the Company are considered profit interests issued in exchange for services.
The fair value of unit-based compensation issued to employees is recognized as compensation expense over the period of service that generally coincides with the vesting period of the award. The awards are time-based and vest over the period defined in each individual grant agreement or upon a change of control event as defined in the grant agreement. The Company has the option to repurchase all vested shares upon an individual’s termination of employment or service with the Company. The Company recognized compensation costs related to the Equity
Incentive Plan of $205 and $444 for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, the Company has $377 in unit-based compensation expense remaining to be recognized over approximately 2.1 years. Upon consummation of the Transactions, all of the unvested Class C Units will vest immediately.
There were no units granted in 2023. The grant date fair value of units issued during 2022 was estimated using the Black-Scholes option-pricing model using the following assumptions:

2022
Expected annual dividend yield	0.0%
Expected volatility	50.4% - 52.7%
Risk-free rate of return	1.5% - 3.11%
Expected term (years)	5
The expected term of the units granted is determined based on the period of time the units are expected to be outstanding. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant. The expected volatility was based on the Company’s capital structure and volatility of similar entities referred to as guideline companies. In determining similar entities, the Company considered industry, stage of life cycle, size and financial leverage. The dividend yield on the Company’s units is assumed to be zero since the Company has not historically paid dividends. The fair value of the underlying Company units was determined using the back solve method.
The summary of Class C Unit activity for the years ended December 31, 2023 and 2022 is as follows:

	Number of Class C Units	Weighted average grant date fair value	Weighted average recognition period (years)
Non-vested at January 1, 2022	453,125	$0.02	2.00
Granted	1,132,000	1.07	—
Vested	(656,563)	0.69	—
Non-vested at December 31, 2022	928,562	0.82	2.22
Vested	(595,861)	0.67	—
Forfeited	(15,000)	1.05	—
Non-vested at December 31, 2023	317,701	$1.09	1.93
Subsidiary Equity Plan
Accelsius, a controlled subsidiary of the Company, adopted an equity incentive plan on March 24, 2022 (the “Subsidiary Equity Plan”). In March 2023, the Subsidiary Equity Plan was amended to permit the grant of 3,300,000 Class C units of the subsidiary to the subsidiary’s employees, directors, and consultants, as designated by the Board of Directors. The awards vest over the period defined in each individual grant agreement which is generally accelerated upon a change of control event as defined in the grant agreement. The Company’s subsidiary has the option to repurchase all vested units upon an employee’s termination of employment or service.
The Company recognized compensation costs related to the Subsidiary Equity Plan of $705 and $371 for the years ended December 31, 2023 and 2022, respectively, which is recorded within the general and administrative, sales and marketing and research and development lines in the consolidated statements of operations. As of December 31, 2023, the Company had $1,909 in unit-based compensation expense remaining to be recognized over approximately 2.3 years.
The grant date fair value was estimated using an option pricing model based on the most recent round of financing. The cost approach methodology amounts were then discounted for lack of marketability (20%).
Note 9. Unit-based Compensation
Equity Incentive Plan
The Company recognized compensation costs related to the Equity Incentive Plan of $96 and $102 for the six months ended June 30, 2024 and 2023, respectively. As of June 30, 2024, the Company has $274 in unit-based compensation expense remaining to be recognized over approximately 1.7 years.
Subsidiary Equity Plan
During the six months ended June 30, 2024 and 2023, there were 110,000 and 238,000 Class C units granted under the Subsidiary Equity Plan with a grant date fair value of $4.41 and $3.51, respectively.
The Company recognized compensation costs related to the Subsidiary Equity Plan of $593 and $236 for the six months ended June 30, 2024 and 2023, respectively, which is recorded in general and administrative, sales and marketing and research and development in the condensed consolidated statements of operations. As of June 30, 2024, the Subsidiary Equity Plan has $1,788 in unit-based compensation expense remaining to be recognized over approximately 2.0 years.